Capital Group International Core Equity
ETF (CGIC)
Investment portfolio
August 31, 2026
unaudited

Common stocks 98.90% Financials 21.51%	Shares	Value (000)
UniCredit SpA	443,077	$43,303
DBS Group Holdings, Ltd.	460,400	28,035
CaixaBank SA, non-registered shares	1,697,008	25,941
Banco Bilbao Vizcaya Argentaria SA	773,911	22,500
HSBC Holdings PLC	1,056,938	21,889
BNP Paribas SA	174,144	20,790
KB Financial Group, Inc.	155,789	19,727
Skandinaviska Enskilda Banken AB, Class A	737,253	17,274
PICC Property and Casualty Co., Ltd., Class H	7,732,000	16,809
Japan Post Bank Co., Ltd.	788,500	16,807
Societe Generale	161,926	13,664
Resona Holdings, Inc.	860,800	13,633
AIA Group, Ltd.	1,385,000	13,473
Euronext NV	69,017	13,075
Prudential PLC	916,855	12,647
Bank Hapoalim BM	456,005	11,782
Aviva PLC	1,186,551	11,743
Banco Santander SA	746,870	10,986
NatWest Group PLC	1,156,466	10,646
AXA SA	211,852	10,606
Hong Kong Exchanges and Clearing, Ltd.	194,600	10,556
MS&AD Insurance Group Holdings, Inc.	289,200	9,245
Standard Chartered PLC	313,185	9,239
T&D Holdings, Inc.	300,200	9,170
Axis Bank, Ltd.	661,953	9,041
Canadian Imperial Bank of Commerce	78,647	8,927
Bank Leumi le-Israel BM	335,007	8,550
Saudi National Bank (The)	711,329	8,203
Credicorp, Ltd.	22,098	8,096
Deutsche Boerse AG	22,702	7,594
Mizuho Financial Group, Inc.	137,700	7,433
Hiscox, Ltd.	286,610	7,154
Tokio Marine Holdings, Inc.	141,800	6,841
Abu Dhabi Commercial Bank PJSC	1,659,471	6,840
Hana Financial Group, Inc.	67,926	6,765
Kotak Mahindra Bank Ltd.	1,511,162	6,659
Tryg A/S	263,189	6,302
Abu Dhabi Islamic Bank PJSC	993,030	6,191
Zurich Insurance Group AG	8,235	6,037
Banco BTG Pactual SA, units	559,276	5,905
XP, Inc., Class A	275,705	5,026
HDFC Bank, Ltd.	668,589	4,980
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	6,270,000	4,575
PT Bank Mandiri (Persero) Tbk	18,268,900	4,362
Etoro Group, Ltd., Class A (a)	118,090	3,777
Capital Group International Core Equity ETF — Page 1 of 7

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Plus500, Ltd.	72,148	$3,690
3i Group PLC	93,379	3,578
		540,066
Information technology 19.02%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	342,526	142,258
ASML Holding NV	43,248	72,931
Samsung Electronics Co., Ltd.	341,555	64,887
MediaTek, Inc.	414,000	51,225
SK hynix, Inc.	36,909	45,145
SAP SE	72,502	16,076
Tokyo Electron, Ltd.	40,600	14,344
Broadcom, Inc.	36,856	13,649
ASMPT, Ltd.	495,300	10,363
Kioxia Holdings Corp. (a)	26,800	8,386
Dassault Systemes SE	309,526	8,212
Fujitsu, Ltd.	247,200	5,987
Shopify, Inc., Class A, subordinate voting shares (CAD denominated) (a)	38,331	5,649
Lenovo Group, Ltd.	1,422,000	5,450
Baidu, Inc., Class A (a)	424,650	5,212
Jentech Precision Industrial Co., Ltd.	22,000	4,154
Nokia Corp.	358,251	3,632
		477,560
Industrials 14.59%
BAE Systems PLC	1,533,849	42,482
Siemens AG	78,303	25,976
Ryanair Holdings PLC (ADR)	446,974	24,749
Airbus SE, non-registered shares	98,183	22,494
Recruit Holdings Co., Ltd.	171,300	19,532
DHL AG	286,867	18,706
Safran SA	38,753	15,170
ITOCHU Corp.	946,200	12,486
Diploma PLC	121,903	12,108
Hitachi, Ltd.	354,900	12,081
Rolls-Royce Holdings PLC	507,034	10,513
Techtronic Industries Co., Ltd.	557,000	9,629
Schneider Electric SE	28,055	9,600
Singapore Technologies Engineering, Ltd.	1,129,000	9,584
Bombardier, Inc., Class B (a)	44,249	9,573
International Consolidated Airlines Group SA (CDI)	1,365,844	8,110
ABB, Ltd.	82,661	8,078
VAT Group AG	10,430	7,734
Komatsu, Ltd.	162,500	7,566
IHI Corp.	429,300	7,207
Hanwha Aerospace Co., Ltd.	8,256	6,648
Kingspan Group PLC	55,037	6,553
Copa Holdings SA, Class A	51,444	6,505
RELX PLC	165,783	6,002
DSV A/S	28,354	5,981
Mitsubishi Electric Corp.	159,500	5,576
Contemporary Amperex Technology Co., Ltd., Class A	100,900	5,459
SPIE SA	105,509	5,336
Deutsche Lufthansa AG	561,651	5,128
Mitsui & Co., Ltd.	151,100	4,738
Capital Group International Core Equity ETF — Page 2 of 7

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
SMC Corp.	9,700	$4,293
Taisei Corp.	48,700	3,832
Fujikura, Ltd.	103,800	3,576
International Container Terminal Services, Inc.	232,200	3,301
		366,306
Materials 8.97%
Glencore PLC	3,396,780	27,413
Barrick Mining Corp.	502,080	22,508
BASF SE	343,282	21,125
Agnico Eagle Mines, Ltd.	97,981	19,882
Vale SA (ADR), ordinary nominative shares	1,120,957	16,915
Amcor PLC	153,173	7,029
Amcor PLC (CDI)	145,372	6,748
Valterra Platinum, Ltd.	147,752	12,633
Heidelberg Materials AG, non-registered shares	65,357	12,507
Mitsubishi Chemical Group Corp.	1,215,300	9,175
Nutrien, Ltd.	103,945	7,840
Freeport-McMoRan, Inc.	100,365	7,602
Grupo Mexico, SAB de CV, Series B	548,972	7,546
Linde PLC	15,147	7,416
Southern Copper Corp.	34,784	7,265
Pan American Silver Corp.	138,422	7,187
Norsk Hydro ASA	668,074	6,714
Anhui Conch Cement Co., Ltd., Class H	2,333,000	5,039
Ivanhoe Mines, Ltd., Class A (a)	504,039	4,404
LG Chem, Ltd.	20,879	4,272
Aura Minerals, Inc. (b)	46,976	3,926
		225,146
Consumer discretionary 7.43%
Industria de Diseno Textil SA	519,175	34,977
Trip.com Group, Ltd. (ADR) (a)	400,539	17,884
Compagnie Generale des Etablissements Michelin	359,531	14,616
H World Group, Ltd. (ADR)	281,916	13,340
Prosus NV, Class N	277,275	12,345
Compagnie Financiere Richemont SA, Class A	51,764	12,305
Nitori Holdings Co., Ltd.	612,300	11,683
Panasonic Holdings Corp.	392,200	11,043
MGM China Holdings, Ltd.	7,147,600	9,164
Renault SA	256,208	8,845
LVMH Moet Hennessy-Louis Vuitton SE	14,551	7,662
ANTA Sports Products, Ltd.	686,000	6,800
Fuyao Glass Industry Group Co., Ltd., Class A	674,300	5,678
Entain PLC	731,094	5,084
Moncler SpA	85,253	4,665
InterContinental Hotels Group PLC	26,230	4,266
Midea Group Co., Ltd., Class A	288,600	3,768
Hyundai Motor Co.	8,419	2,482
		186,607
Consumer staples 7.19%
KT&G Corp.	211,230	27,488
British American Tobacco PLC	455,963	25,510
Philip Morris International, Inc.	123,759	23,180
Capital Group International Core Equity ETF — Page 3 of 7

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Nestle SA	198,790	$19,383
Diageo PLC	537,749	12,453
Carlsberg A/S, Class B	83,048	11,400
Carrefour SA, non-registered shares	566,972	10,323
L’Oreal SA, non-registered shares	22,449	10,031
Arca Continental, SAB de CV	832,079	9,536
Imperial Brands PLC	226,414	7,753
Danone SA	93,539	6,984
Pernod Ricard SA	84,431	6,326
Ajinomoto Co., Inc.	162,800	5,505
Anheuser-Busch InBev SA/NV	59,220	4,697
		180,569
Communication services 6.04%
Koninklijke KPN NV	4,217,045	20,240
Orange	1,090,683	19,516
Singapore Telecommunications, Ltd.	5,441,600	19,436
BT Group PLC	5,834,980	16,232
Tencent Holdings, Ltd.	277,500	16,037
Bharti Airtel, Ltd.	590,091	11,233
NetEase, Inc.	440,500	10,812
Nintendo Co., Ltd.	179,300	10,151
Nippon Television Holdings, Inc.	311,100	5,920
MTN Group, Ltd.	431,913	5,069
Advanced Info Service PCL, foreign registered shares	445,500	4,770
Publicis Groupe SA	39,427	4,623
Swisscom AG	5,922	4,590
HYBE Co., Ltd.	22,695	2,975
		151,604
Health care 5.11%
AstraZeneca PLC	182,360	29,578
Roche Holding AG, nonvoting shares	51,825	22,619
Novo Nordisk AS, Class B	461,381	20,963
Sanofi	221,625	19,773
EssilorLuxottica SA	77,553	14,444
Takeda Pharmaceutical Co., Ltd.	274,600	9,910
Siemens Healthineers AG	137,460	6,248
Chugai Pharmaceutical Co., Ltd.	87,200	3,773
Grifols SA, Class B (ADR)	120,713	932
		128,240
Energy 4.58%
TotalEnergies SE	570,750	50,073
Canadian Natural Resources, Ltd. (CAD denominated)	370,942	18,599
Cameco Corp.	141,253	13,944
Cenovus Energy, Inc.	370,371	11,897
Shell PLC	207,360	9,397
Tourmaline Oil Corp.	146,783	6,687
Gaztransport & Technigaz SA	17,729	4,321
		114,918
Capital Group International Core Equity ETF — Page 4 of 7

unaudited
Common stocks (continued) Utilities 3.04%	Shares	Value (000)
Engie SA	682,820	$19,511
RWE AG	277,223	18,883
Iberdrola SA, non-registered shares	659,760	15,388
SSE PLC	382,304	12,686
Brookfield Infrastructure Partners, LP	146,007	5,529
Adani Power, Ltd. (a)	2,165,354	4,504
		76,501
Real estate 1.42%
Mitsubishi Estate Co., Ltd.	410,800	9,759
CK Asset Holdings, Ltd.	1,491,000	8,617
Link REIT	1,388,900	6,861
China Resources Land, Ltd.	1,735,000	6,653
Prologis Property Mexico, SA de CV, REIT	862,688	3,913
		35,803
Total common stocks (cost: $2,192,579,000)		2,483,320
Short-term securities 1.53% Money market investments 1.53%
Capital Group Central Cash Fund 3.78% (c)(d)	383,722	38,368
Total short-term securities (cost: $38,369,000)		38,368
Total investment securities 100.43% (cost: $2,230,948,000)		2,521,688
Other assets less liabilities (0.43)%		(10,806)
Net assets 100.00%		$2,510,882
Investments in affiliates (d)

	Value at 6/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2026 (000)	Dividend or interest income (000)
Short-term securities 1.53%
Money market investments 1.53%
Capital Group Central Cash Fund 3.78% (c)	$54,951	$129,900	$146,479	$(4)	$— (e)	$38,368	$552

(a)	Non-income producing.
(b)	All or a portion of this security was on loan.
(c)	Rate represents the seven-day yield at 8/31/2026.
(d)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	Amount less than one thousand.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Capital Group International Core Equity ETF — Page 5 of 7

unaudited
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Capital Group International Core Equity ETF — Page 6 of 7

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of August 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$540,066	$—	$—	$540,066
Information technology	426,335	51,225	—	477,560
Industrials	366,306	—	—	366,306
Materials	225,146	—	—	225,146
Consumer discretionary	186,607	—	—	186,607
Consumer staples	180,569	—	—	180,569
Communication services	151,604	—	—	151,604
Health care	128,240	—	—	128,240
Energy	114,918	—	—	114,918
Utilities	76,501	—	—	76,501
Real estate	35,803	—	—	35,803
Short-term securities	38,368	—	—	38,368
Total	$2,470,463	$51,225	$—	$2,521,688

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
ETGEFP1-317-1026
Capital Group International Core Equity ETF — Page 7 of 7